POST-EMPLOYMENT BENEFIT - Amounts recognized in Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts recognized in Other Comprehensive Income
Actuarial gains/losses recognized in OCI in the financial year - Social security benefit plans, health plans and life insurance	R$ 2,064,281	R$ 130,322	R$ 660,673
Other Comprehensive
Amounts recognized in Other Comprehensive Income
Actuarial gains/losses recognized in OCI in the financial year - Social security benefit plans, health plans and life insurance	R$ 2,082,849	R$ 2,064,281